Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Segment Reporting

Guidance issued by the FASB requires that public business enterprises report financial and descriptive information about its reportable operating segments. CBAI has one operating segment. Cord generates revenues related to the processing and preservation of umbilical cord blood.  Cord’s long-lived assets are located in, and substantially all of its revenues are generated from, the United States of America, Argentina and Germany.

The table below presents certain financial information by business segment for the six months ended June 30, 2011:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$1,710,827	$287,524	$889,992	$2,888,343	$-	$2,888,343
Interest & Derivative Expense	845,990	47,771	31,810	925,571	-	925,571
Depreciation and Amortization	280,642	5,199	98,770	384,611		384,611
Segment Income (Loss)	(2,716,141)	(411,383)	152,028	(2,975,496)	125,564	(2,849,932)
Segment Assets	$7,327,842	$287,525	$638,801	$8,254,168	$(690,073)	$7,564,095

The table below presents certain financial information by business segment for the three months ended June 30, 2011:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$876,920	$158,018	$395,493	$1,430,431	$-	$1,430,431
Interest & Derivative Expense	147,906	22,027	24,769	194,702	-	194,702
Depreciation and Amortization	122,137	2,610	94,604	219,351		219,351
Segment Income (Loss)	(915,575)	(197,116)	11,908	(1,100,783)	90,635	(1,010,148)
Segment Assets	$7,327,242	$287,525	$638,801	$8,254,168	$(690,073)	$7,564,095

The table below presents certain financial information by business segment for the six months ended June 30, 2010:

	Umbilical		Segment		Condensed Consolidated
	Cord Blood	Stellacure	Total	Eliminations	Total
Revenue from External Customers	$1,632,492	$158,412	$1,790,904	$-	$1,790,904
Interest Expense	645,952	6,372	652,324	-	652,324
Depreciation and Amortization	284,155	5,667	289,822		289,822
Segment Income (Loss)	(3,587,805)	(569,622)	(4,157,427)		(4,157,427)
Segment Assets	$5,635,348	$489,835	$6,125,183	$(954,607)	$5,170,576

The table below presents certain financial information by business segment for the three months ended June 30, 2010:

	Umbilical		Segment		Condensed Consolidated
	Cord Blood	Stellacure	Total	Eliminations	Total
Revenue from External Customers	$793,149	$158,412	$951,561	$-	$951,561
Interest Expense	213,881	6,372	220,253	-	220,253
Depreciation and Amortization	139,744	5,667	145,411		145,411
Segment Income (Loss)	(1,008,348)	(569,622)	(1,578,600)		(1,578,600)
Segment Assets	$5,635,348	$489,835	$6,125,183	$(954,607)	$5,170,576

Guidance issued by the FASB requires that public business enterprises report financial and descriptive information about its reportable operating segments. CBAI has two operating segments. Cord generates revenues related to the processing and preservation of umbilical cord blood. Rain generates revenues related to television and radio advertising. All of its long-lived assets are located in, and substantially all of its revenues are generated from within, the United States of America.

The table below presents certain financial information by business segment for the year ended December 31, 2010:

	Umbilical			Radio/ TV	Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Advertising	Total	Eliminations	Total
Revenue from External Customers	$3,248,023	$450,187	$430,229	$-	$4,128,439	$-	$4,128,439
Interest Expense and Change in
Derivatives Liability	1,727,172	26,497	25,022	-	1,778,691	-	1,778,691
Depreciation and Amortization	563,086	17,419	7,273	-	587,777	-	587,778
Segment Income (Loss)	(6,947,884)	(746,232)	12,858	-	(7,681,258)	(461,247)	(8,142,505)
Segment Assets	$6,851,443	$347,686	$457,019	$-	$7,656,148	$(257,185)	$7,398,963

 The table below presents certain financial information by business segment for the year ended December 31, 2009:

	Umbilical Cord Blood	Radio/ Television Advertising	Segments Total	Consolidated Total
Revenue from External Customers	$3,036,325	$200,858	$3,237,831	$3, 237,183
Interest Expense and change in derivative liability	4,279,147	3,666	4,252,813	4,252,813
Depreciation and Amortization	570,757		570,757	570,757
Segment Income (Loss)	(9,707,645)	(61,494)	(9,769,139)	(9,769,139)
Segment Assets	$5,122,595	$-	$5,122,595	$5,122,595